Schedule of Investments
August 30, 2024 (unaudited)
Parvin Hedged Equity Solari World Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 86.20%

Agricultural Chemicals - 1.54%
Nutrien Ltd. (Canada)			1,750	84,735

Agricultural Services - 2.51%
Calavo Growers, Inc.			6,000	138,120

Airports, Flying Fields & Airport Terminal Services - 2.33%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.			2,000	128,140

Arrangement of Transportation, Freight & Cargo - 3.76%
C.H. Robinson Worldwide, Inc.			2,000	207,020

Beverages - 5.64%
Ambev SA ADR (2)			65,000	147,550
Diageo plc			1,250	163,450

				311,000

Construction Machinery & Equipment - 2.91%
CNH Industrial N.V.			15,500	160,270

Consumer Staple Products - 3.22%
Orkla ASA ADR			20,000	177,600

Crude Petroleum & Natural Gas - 2.55%
GeoPark Ltd. (Colombia)			16,000	140,640

Electromedical & Electrotherapeutic Apparatus - 3.62%
Medtronic PLC (Ireland)			2,250	199,305

Gold and Silver Ores - 11.01%
Agnico Eagle Mines Ltd.			3,000	244,410
Osisko Gold Royalties Ltd. (2)			10,000	172,700
Silvercorp Metals, Inc.			50,000	189,500

				606,610

Industrial Inoragnic Chemicals - 3.80%
Air Products & Chemicals, Inc.			750	209,138

Insurance Agents, Brokers & Services - 2.87%
BB Seguridade Participacoes SA ADR			24,500	158,025

Mineral Royalty Traders - 3.82%
Royal Gold, Inc.			1,500	210,255

Miscellaneous Manufacturing Industries - 4.15%
Amcor PLC (Switzerland)			20,000	228,800

Ordnance & Accessories (No Vehicles/Guided Missiles) - 3.06%
Sturm Ruger & Co., Inc.			4,000	168,480

Petroleum Refining - 2.44%
Equinor ASA ADR			5,000	134,450

Radiotelephone Communications - 3.13%
Mobile TeleSystems PJSC ADR (2)			10,000	0
SK Telecom Co. Ltd. ADR			7,500	172,725

				172,725

Retail - Catalog & Mail-Order Houses - 3.22%
Coupang, Inc. Class A (2)			8,000	177,200

Retail - Eating Places- 1.98%
Cracker Barrel Old Country Store, Inc.			2,750	108,845

Semiconductors & Related Devices - 3.17%
ChipMOS Technologies, Inc. ADR			6,000	141,900
Intel Corp.			1,500	33,060

				174,960

Services - Business Services - 3.74%
MercadoLibre, Inc. (Argentina) (2)			100	206,166
Qiwi PLC ADR (2)			10,000	0

				206,166

Services - Personal Services - 3.61%
Carriage Services, Inc. (2)			6,000	198,900

Surgical & Medical Instruments & Apparatus - 4.79%
3M Co.			1,750	235,708
Solventum Corp. (2)			437	28,016

				263,724

Telephone Communications - 3.36%
Telenor ASA ADR			15,000	184,950

Total Common Stock			(Cost $ 4,844,216)	4,750,057

Money Market Registered Investment Companies - 13.87%

Fidelity Investments Money Market Government Portfolio - Class I 4.97% (3)			764,071	764,071

Total Money Market Registered Investment Companies			(Cost $ 764,071)	764,071

Options Purchased - 3.79%

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Put Options
SPDR S&P 500 ETF Trust, June 18, 2026, Put @ $500.00	100	6/18/2026	500,000	209,050

Total Options (Cost $ 203,953)	100		500,000	209,050

Total Investments - 103.86%			(Cost $ 6,115,406)	5,723,178

Other Liabilities Less Assets - (3.86%)				(212,657)

Total Net Assets - 100.00%				5,510,668

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 30, 2024 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$5,514,128	$0
Level 2 - Other Significant Observable Inputs			209,050	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$5,723,178	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at August 30, 2024.